Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023.

	December 31, 2024			December 31, 2023
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Short-term investments	$3,174,724	$-	$-	$4,140,880	$-	$-

Schedule of Short Term Investments at Fair Value

The following table summarizes activity in the Company’s short-term investments, at fair value for the periods presented:

	Year Ended December 31,	Year Ended December 31,
	2024	2023
Balance, beginning of period	$4,140,880	$-
Additions	175,543	4,147,107
Sales of short-term debt investments	(1,149,320)	-
Net realized loss on the sale of short-term investments	(1,025)	-
Unrealized gain (loss)	8,646	(6,227)
Balance, end of period	$3,174,724	$4,140,880

The following table summarizes activity in the Company’s equity investments, at fair value for the periods presented:

	December 31,	December 31,
	2024	2023
Balance, beginning of year	$-	$3,118
Unrealized loss	-	(3,118)
Balance, end of year	$-	$-